Earnings and dividends per share	12 Months Ended
Jun. 30, 2018
Earnings and dividends per share
Earnings and dividends per share

8Earnings and dividends per share

	2018	2017	2016
for the year ended 30 June	Rand	Rand	Rand
Attributable to owners of Sasol Limited
Basic earnings per share	14,26	33,36	21,66
Headline earnings per share	27,44	35,15	41,40
Diluted earnings per share	14,18	33,27	21,66
Diluted headline earnings per share	27,27	35,05	41,40
Dividends per share	12,90	12,60	14,80
interim	5,00	4,80	5,70
final*	7,90	7,80	9,10

* Declared subsequent to 30 June 2018 and has been presented for information purposes only. No accrual regarding the final dividend has been recognised.

Earnings per share (EPS)

Earnings per share is derived by dividing attributable earnings by the weighted average number of shares, after taking the long-term incentives (LTIs), the Sasol Inzalo and Sasol Khanyisa share transactions into account. Appropriate adjustments are made in calculating diluted, headline and diluted headline earnings per share.

		Number of shares
for the year ended 30 June		2018	2017	2016
Weighted average number of shares	million	612,2	610,7	610,7

Earnings attributable to owners of Sasol Limited	Rm	8 729	20 374	13 225

Basic earnings per share	Rand	14,26	33,36	21,66

Headline earnings per share (HEPS)

	Number of shares
	2018	2017	2016
for the year ended 30 June	million	million	million
Weighted average number of shares	612,2	610,7	610,7

		2018	2017	2016
for the year ended 30 June	Note	Rm	Rm	Rm
Headline earnings is determined as follows:
Earnings attributable to owners of Sasol Limited		8 729	20 374	13 225
Adjusted for:
Effect of remeasurement items for subsidiaries and joint operations, net of tax	9	8 058	1 077	12 046
gross remeasurement items		9 901	1 616	12 892
tax effect and non-controlling interest effect		(1 843)	(539)	(846)
Effect of remeasurement items for equity accounted investments	9	11	14	13

Headline earnings		16 798	21 465	25 284

	2018	2017	2016
for the year ended 30 June	Rand	Rand	Rand
Headline earnings attributable to owners of Sasol Limited
Headline earnings per share	27,44	35,15	41,40

Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS)

Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS) are calculated considering the potential dilution that could occur if all of the group’s long-term incentives (LTIs) had vested, if all outstanding share options were exercised and the effect of all dilutive potential ordinary shares resulting from the Sasol Inzalo and Sasol Khanyisa share transactions.

The number of shares outstanding is adjusted to show the potential dilution if the LTI’s were settled in Sasol Limited shares.

The Sasol Inzalo share transaction is anti-dilutive for EPS and HEPS in 2018, 2017 and 2016.

The Sasol Khanyisa Tier 1, Tier 2 and Khanyisa Public are anti-dilutive for EPS and HEPS in 2018.

	Number of shares
	2018	2017	2016
for the year ended 30 June	million	million	million
Weighted average number of shares	612,2	610,7	610,7
Potential dilutive effect of outstanding share options	—	—	—
Potential dilutive effect of long-term incentive scheme*	3,7	1,7	—

Diluted weighted average number of shares for DEPS and DHEPS	615,9	612,4	610,7

*	On 25 November 2016, the cash-settled LTI scheme was converted to an equity-settled share scheme.

	2018	2017	2016
for the year ended 30 June	Rm	Rm	Rm
Diluted earnings is determined as follows:
Earnings attributable to owners of Sasol Limited	8 729	20 374	13 225

Diluted earnings attributable to owners of Sasol Limited	8 729	20 374	13 225

Diluted headline earnings is determined as follows:
Headline earnings attributable to owners of Sasol Limited	16 798	21 465	25 284

Diluted headline earnings attributable to owners of Sasol Limited	16 798	21 465	25 284

	2018	2017	2016
for the year ended 30 June	Rand	Rand	Rand
Diluted earnings per share	14,18	33,27	21,66

Diluted headline earnings per share	27,27	35,05	41,40